Investments in Affiliated Companies (Summarized Combined Financial Information Provided by Equity Investees) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 367,465	¥ 280,485
Noncurrent assets	773,126	770,847
Current liabilities	245,731	208,271
Noncurrent liabilities and noncontrolling interests	709,134	657,865
Net revenues	358,256	308,399	¥ 306,383
Operating income (loss)	32,884	34,962	(1,064)
Net income (loss) attributable to controlling interests	¥ 8,388	¥ (5,461)	¥ (15,195)
Minimum
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity investees	20.00%	20.00%	20.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity investees	50.00%	50.00%	50.00%